UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds

13100 Skyline Blvd
Woodside, California 94062-4547

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

(650) 851-7925

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2012

Item 1. Schedule of Investments.

Purisima Total Return Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS: 93.32%
	Canada: 1.56%
93,200	Royal Bank of Canada	$5,487,616

	China: 2.61%
1,100	Baidu.com - ADR (a)	105,941
125,025	Bank Of China Ltd.	52,751
54,000	Brilliance China Automotive Holdings Ltd. (a)	65,704
114,400	China Construction Bank Corp.	87,680
315,700	China Mobile Ltd.	3,609,071
16,600	China Pacific Insurance Group Co. Ltd.	54,404
23,625	China Resources Enterprise Ltd.	84,286
17,000	China Shenhua Energy Co. Ltd.	69,643
31,000	CITIC Securities Co. Ltd.	58,319
21,180	CNOOC Ltd. - ADR	4,514,729
7,800	Hengan International Group Co. Ltd.	70,450
113,000	Industrial & Commercial Bank of China	76,255
116,000	Lenovo Group Ltd.	109,262
10,500	Ping An Insurance Group Co.	79,459
4,100	Tencent Holdings Ltd.	133,948
		9,171,902
	Denmark: 1.74%
7,475	Novo Nordisk A/S - ADR	1,186,058
30,910	Novo Nordisk A/S - Class B	4,908,915
		6,094,973
	France: 6.04%
26,335	L'Oreal SA	3,573,965
19,500	L'Oreal SA - ADR	529,425
53,625	LVMH Moet Hennessy Louis Vuitton SA	9,408,140
86,330	Sanofi	7,708,858
		21,220,388
	Germany: 1.59%
71,515	SAP AG	5,584,218

	Hong Kong: 0.09%
17,250	AIA Group Ltd.	67,106
6,000	Cheung Kong Holdings Ltd.	91,585
2,600	Hong Kong Exchanges and Clearing Ltd.	41,532
24,800	Sands China Ltd.	105,757
12,000	Shangri-La Asia Ltd.	23,225
		329,205
	India: 0.16%
8,050	Cipla Ltd. - GDR	61,365
2,100	Dr. Reddy’s Laboratories Ltd. - ADR	70,434
2,745	HDFC Bank Ltd. - ADR	115,619
825	Infosys Ltd. - ADR	36,671
2,375	Larsen & Toubro Ltd. - GDR	72,936
1,950	Reliance Industries Ltd. - GDR	57,389
13,575	Tata Global Beverages Ltd. - GDR	41,417
3,800	Tata Motors Ltd. - ADR	95,266
		551,097
	Indonesia: 0.12%
85,500	Bank Mandiri Tbk PT	73,526
91,000	Bank Rakyat Tbk PT	66,873
11,000	Gudang Garam Tbk PT	60,598
41,500	Semen Gresik Tbk PT	64,023
36,000	Unilever Indonesia Tbk PT	98,879
23,500	United Tractors Tbk PT	41,765
		405,664
	Japan: 1.53%
62,300	Toyota Motor Corp. - ADR	5,362,784

	Malaysia: 0.02%
16,500	CIMB Group Holdings BHD	40,548
9,200	Genting BHD	27,239
		67,787
	Mexico: 0.96%
142,675	America Movil SA de CV - ADR	3,365,703

	Singapore: 0.05%
10,000	DBS Group Holdings Ltd.	118,384
20,000	Singapore Telecommunications Ltd.	54,236
		172,620
	South Korea: 0.20%
3,780	Hynix Semiconductor, Inc. (a)	85,175
90	Hyundai Heavy Industries Co. Ltd.	17,537
275	Hyundai Mobis	72,505
555	Hyundai Motor Co.	115,577
1,015	KT&G Corp.	80,330
140	POSCO	41,825
195	Samsung Electronics Co. Ltd.	253,193
285	SK Innovation Co. Ltd.	43,559
		709,701
	Switzerland: 4.10%
135,850	Nestle SA	8,891,014
89,100	Novartis AG	5,514,066
		14,405,080
	Taiwan: 1.51%
15,929	Advanced Semiconductor Engineering, Inc. - ADR	65,787
7,000	Asustek Computer, Inc.	77,218
47,247	Fubon Financial Holdings Co. Ltd.	53,664
43,780	Hon Hai Precision Industry Co. Ltd.	140,438
49,100	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	847,957
1,210,800	Taiwan Semiconductor Manufacturing Co. Ltd.	4,113,236
		5,298,300
	Thailand: 0.02%
56,850	Charoen Pokphand Foods PCL	60,666

	United Kingdom: 10.41%
219,725	BHP Billiton PLC	6,906,890
89,300	British American Tobacco PLC	4,684,187
141,570	GlaxoSmithKline PLC - ADR	6,088,926
918,000	HSBC Holdings PLC	9,379,143
134,925	Rio Tinto PLC - ADR	6,719,265
1,065,900	Vodafone Group PLC	2,752,015
		36,530,426
	United States: 60.61%
31,440	Amazon.com, Inc. (a)	7,924,452
142,955	American Express Co.	7,991,185
12,500	Apple, Inc.	7,316,000
81,800	AT&T, Inc.	2,791,834
35,500	Berkshire Hathaway, Inc. - Class B (a)	3,126,840
43,200	Chevron Corp.	4,565,808
458,340	Cisco Systems, Inc.	8,667,209
146,800	Comcast Corp. - Class A	5,458,024
64,850	Exxon Mobil Corp.	5,715,879
391,570	General Electric Co.	8,273,874
9,190	Google, Inc. - Class A (a)	6,418,020
252,695	Intel Corp.	4,945,241
45,800	International Business Machines Corp.	8,705,206
135,435	Johnson & Johnson	9,443,883
182,660	JPMorgan Chase & Co.	7,503,673
81,465	McDonald's Corp.	7,090,714
221,445	Microsoft Corp.	5,894,866
249,150	Oracle Corp.	7,997,715
113,025	PepsiCo, Inc.	7,935,485
435,905	Pfizer, Inc.	10,906,343
93,900	Philip Morris International, Inc.	8,439,732
95,815	Procter & Gamble Co.	6,690,761
133,100	Qualcomm, Inc.	8,467,822
103,480	Schlumberger Ltd.	7,411,237
131,495	The Coca-Cola Co.	4,986,290
111,850	The Home Depot, Inc.	7,278,080
113,600	The Walt Disney Co.	5,641,376
70,705	United Technologies Corp.	5,664,178
74,455	Visa, Inc. - Class A	11,146,658
253,460	Wells Fargo & Co.	8,366,715
		212,765,100
	TOTAL COMMON STOCKS
	(Cost $301,652,146)	327,583,230

	PREFERRED STOCKS: 2.35%
	Brazil: 2.35%
97,865	Companhia de Bebidas das Americas (AmBev) - ADR	4,072,162
479,000	Petroleo Brasileiro SA	4,182,956
		8,255,118
	TOTAL PREFERRED STOCKS
	(Cost $8,764,975)	8,255,118

	EXCHANGE TRADED NOTE: 3.87%
481,200	UBS AG FI Enhanced Big Cap Growth	13,579,464

	TOTAL EXCHANGE TRADED NOTE
	(Cost $12,030,000)	13,579,464

	SHORT-TERM INVESTMENTS: 0.53%
	Mutual Funds: 0.53%
1,863,193	SEI Daily Income Trust Government Fund	1,863,193

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,863,193)	1,863,193

	TOTAL INVESTMENTS: 100.07%
	(Cost $324,310,314)	351,281,005

	Liabilities in Excess of Other Assets: (0.07)%	(241,738)

	TOTAL NET ASSETS: 100.00%	$351,039,267

ADR - American Depository Receipt.
GDR - Global Depository Receipt.
(a) Non-Income Producing.

At November 30, 2012, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$324,310,314
Gross unrealized appreciation	33,195,916
Gross unrealized depreciation	(6,225,225)
Net unrealized appreciation	$26,970,691

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Purisima All-Purpose Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES: 61.72%
$30,000	1.125%, 12/15/2012	$30,013

	TOTAL U.S. TREASURY NOTES
	(Cost $30,012)	30,013

Number of Shares		Value
	MUTUAL FUNDS: 13.17%
6,404	SEI Daily Income Trust Government Fund	6,404

	TOTAL MUTUAL FUNDS
	(Cost $6,404)	6,404

	TOTAL INVESTMENTS: 74.89%
	(Cost $36,416)	36,417

	Other Assets in Excess of Liabilities: 25.11%	12,211

	TOTAL NET ASSETS: 100.00%	$48,628

At November 30, 2012, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$36,416
Gross tax unrealized appreciation	1
Net unrealized appreciation	$1

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Security Valuation - Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund’s net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements. ASU No. 2010-06 amends FASB Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, (formerly FASB Statement No. 157), to require additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis was effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions, based on the best information available, about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purpose, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Purisima Total Return Fund

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$327,480,448	$102,782	$-	$327,583,230
Preferred Stocks	8,255,118	-	-	8,255,118
Exchanged Traded Note	13,579,464	-	-	13,579,464
Total Equity	349,315,030	102,782	-	349,417,812
Short-Term Investments	1,863,193	-	-	1,863,193
Total Investments in Securities	$351,178,223	$102,782	$-	$351,281,005

Purisima All-Purpose Fund

Description	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Notes	$-	$30,013	$-	$30,013
Total Fixed Income	-	30,013	-	30,013
Short-Term Investments	6,404	-	-	6,404
Total Investments in Securities	$6,404	$30,013	$-	$36,417

There were no transfers between Levels 1 and 2 during the period as compared to their classification in the previous annual report. The Fund did not hold any Level 3 securities during the quarter ended November 30, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By /s/ Kenneth L. Fisher
Kenneth L. Fisher, President

Date December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Kenneth L. Fisher
 Kenneth L. Fisher, President

Date December 28, 2012

By /s/ Katherine Taylor
Katherine Taylor, Treasurer

Date December 27, 2012